CAPITAL STOCK - Summarized Information About SARs (Details) - SARs	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards outstanding (in shares) | shares	147,500	160,750
Weighted average fair value per award outstanding (in dollars per share)	$ 10.85	$ 12.37
Aggregate intrinsic value of outstanding vested awards	$ 1,634,000	$ 2,110,000